Trade and other payables: amounts falling due after more than one year	6 Months Ended
Jun. 30, 2023
Trade and other non-current payables [abstract]
Trade and other payables: amounts falling due after more than one year
16. Trade and other payables: amounts falling due after more than one year

	30 June 2023	31 December 2022
	£m	£m
Payments due to vendors (earnout agreements)	114.6	98.1
Liabilities in respect of put option agreements with vendors	305.9	323.3
Fair value of derivatives	12.6	—
Other creditors and accruals	84.3	69.5
	517.4	490.9
The Group considers that the carrying amount of trade and other payables approximates their fair value.
The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	30 June 2023	31 December 2022
	£m	£m
Within one year	73.3	62.0
Between 1 and 2 years	37.8	19.5
Between 2 and 3 years	34.8	27.6
Between 3 and 4 years	28.8	28.6
Between 4 and 5 years	13.2	22.4
	187.9	160.1
The Group’s approach to payments due to vendors is outlined in note 19.
The Group does not consider there to be any material contingent liabilities as at 30 June 2023.